STATEMENT OF INVESTMENTS
BNY Mellon New York AMT-Free Municipal Bond Fund

August 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3%
New York - 98.5%
Broome County Local Development Corp., Revenue Bonds, Refunding (United Health Services Hospitals Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	4/1/2050	1,000,000		1,149,460
Build New York City Resource Corp., Revenue Bonds, Refunding (New York Methodist Hospital Project)	5.00	7/1/2029	650,000		733,759
Build New York City Resource Corp., Revenue Bonds, Refunding (YMCA of Greater New York Project)	5.00	8/1/2040	1,000,000		1,105,640
Dutchess County Local Development Corp., Revenue Bonds (Health QuestSystems Obligated Group) Ser. B	4.00	7/1/2041	2,585,000		2,782,520
Dutchess County Local Development Corp., Revenue Bonds (Health QuestSystems Obligated Group) Ser. B	5.00	7/1/2032	1,000,000		1,167,570
Dutchess County Local Development Corp., Revenue Bonds (Health QuestSystems Obligated Group) Ser. B	5.00	7/1/2035	2,000,000		2,314,620
Glen Cove Local Economic Assistance Corp., Revenue Bonds (Garvies Point Public Improvement Project) Ser. B	0.00	1/1/2045	6,000,000	[a]	1,834,560
Hempstead Town Local Development Corp., Revenue Bonds, Refunding (Molloy College Project)	5.00	7/1/2034	810,000		923,708
Hudson Yards Infrastructure Corp., Revenue Bonds	5.75	2/15/2047	940,000		961,808
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2039	2,000,000		2,392,740
Long Island Power Authority, Revenue Bonds	5.00	9/1/2047	1,000,000		1,206,610
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2034	1,500,000		1,732,320
Long Island Power Authority, Revenue Bonds, Refunding, Ser. B	5.00	9/1/2036	1,000,000		1,204,850

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New York - 98.5% (continued)
Long Island Power Authority, Revenue Bonds, Ser. A	5.00	9/1/2036	1,500,000	1,978,560
Long Island Power Authority, Revenue Bonds, Ser. B	5.00	9/1/2037	1,700,000	1,992,315
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2027	2,000,000	2,153,800
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2037	1,750,000	1,908,060
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C	5.00	11/15/2041	965,000	995,040
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C	5.00	11/15/2028	1,785,000	1,855,133
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.00	11/15/2034	2,260,000	2,436,031
Metropolitan Transportation Authority, Revenue Bonds, Ser. C	5.00	11/15/2030	5,000,000	5,339,250
Metropolitan Transportation Authority, Revenue Bonds, Ser. D1	5.25	11/15/2044	2,000,000	2,126,380
Metropolitan Transportation Authority, Revenue Bonds, Ser. E	5.00	11/15/2043	6,210,000	6,477,030
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	5,000,000	5,252,500
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2034	1,100,000	1,289,112
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2035	1,150,000	1,343,441
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	4.00	7/1/2050	2,000,000	2,314,980
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	5.00	7/1/2036	1,000,000	1,217,390
New York City, GO, Refunding, Ser. A1	4.00	8/1/2034	1,000,000	1,196,010
New York City, GO, Refunding, Ser. C	5.00	8/1/2033	12,240,000	14,235,242
New York City, GO, Refunding, Ser. J	5.00	8/1/2031	4,000,000	4,644,040

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New York - 98.5% (continued)
New York City, GO, Ser. A1	5.00	8/1/2037	3,500,000	4,185,615
New York City, GO, Ser. AA1	4.00	8/1/2037	1,500,000	1,749,900
New York City Educational Construction Fund, Revenue Bonds, Ser. A	6.50	4/1/2025	3,960,000	4,105,372
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.00	7/1/2026	2,000,000	2,243,080
New York City Housing Development Corp., Revenue Bonds, Ser. C1A	4.00	11/1/2053	2,500,000	2,676,075
New York City Industrial Development Agency, Revenue Bonds (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	7.00	3/1/2049	5,000,000	5,027,700
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding)	5.00	7/15/2040	3,000,000	3,527,820
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S1	5.00	7/15/2043	5,000,000	5,768,600
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S3	5.00	7/15/2043	2,000,000	2,437,060
New York City Transitional Finance Authority, Revenue Bonds, Refunding (Insured; State Aid Withholding) Ser. S2A	5.00	7/15/2034	4,000,000	5,007,160
New York City Transitional Finance Authority, Revenue Bonds, Ser. D1	5.00	2/1/2036	2,000,000	2,272,400
New York City Transitional Finance Authority, Revenue Bonds, Ser. D1	5.00	11/1/2038	2,000,000	2,098,960
New York City Transitional Finance Authority, Revenue Bonds, Ser. E1	5.00	2/1/2040	4,000,000	4,769,480
New York City Trust for Cultural Resources, Revenue Bonds, Refunding (The American Museum of Natural History) Ser. A	5.00	7/1/2032	4,210,000	4,943,803
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. CC	4.00	6/15/2041	2,000,000	2,356,380
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. CC	5.00	6/15/2047	1,685,000	1,879,719
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. CC1	5.00	6/15/2038	3,595,000	4,412,539

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New York - 98.5% (continued)
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. DD	5.00	6/15/2034	2,000,000		2,251,820
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. GG	5.00	6/15/2031	3,000,000		3,600,390
New York City Water & Sewer System, Revenue Bonds, Ser. DD1	4.00	6/15/2050	2,500,000		2,923,375
New York Convention Center Development Corp., Revenue Bonds, Refunding	5.00	11/15/2040	1,250,000		1,374,462
New York Convention Center Development Corp., Revenue Bonds, Ser. B	0.00	11/15/2046	4,000,000	[a]	1,522,280
New York Liberty Development Corp., Revenue Bonds, Refunding	2.80	9/15/2069	1,000,000		961,940
New York Liberty Development Corp., Revenue Bonds, Refunding (4 World Trade Center Project)	5.00	11/15/2044	3,000,000		3,143,640
New York Liberty Development Corp., Revenue Bonds, Refunding (7 World Trade Center Project)	5.00	9/15/2040	2,000,000		2,110,400
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	5,000,000	[b]	5,306,550
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	2,000,000		2,791,220
New York State Dormitory Authority, Revenue Bonds (Fordham University)	4.00	7/1/2046	1,000,000		1,144,090
New York State Dormitory Authority, Revenue Bonds (Rochester Institute of Technology) Ser. A	5.00	7/1/2049	1,000,000		1,241,040
New York State Dormitory Authority, Revenue Bonds, Refunding	5.00	5/15/2030	2,000,000		2,132,640
New York State Dormitory Authority, Revenue Bonds, Refunding (Icahn School of Medicine at Mount Sinai) Ser. A	5.00	7/1/2040	1,000,000		1,136,610
New York State Dormitory Authority, Revenue Bonds, Refunding (Memorial Sloan-Kettering Cancer Center)	5.00	7/1/2042	500,000		605,475

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New York - 98.5% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	4.00	9/1/2050	1,000,000		1,081,230
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2035	2,800,000		3,321,360
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2034	1,010,000		1,202,597
New York State Dormitory Authority, Revenue Bonds, Refunding (New York University) Ser. A	5.00	7/1/2045	3,540,000		4,165,837
New York State Dormitory Authority, Revenue Bonds, Refunding (NYU Langone Hospitals Obligated Group)	5.00	7/1/2034	2,500,000		2,805,375
New York State Dormitory Authority, Revenue Bonds, Refunding (NYU Langone Hospitals Obligation Group)	5.00	7/1/2032	500,000		591,960
New York State Dormitory Authority, Revenue Bonds, Refunding (Orange Regional Medical Center Obligated Group)	5.00	12/1/2036	3,400,000	[b]	3,925,776
New York State Dormitory Authority, Revenue Bonds, Refunding (Orange Regional Medical Center Obligation Group)	5.00	12/1/2045	1,400,000	[b]	1,538,936
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2043	1,300,000		1,454,973
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2041	1,000,000		1,168,530
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	5.00	3/15/2031	2,500,000		2,869,100
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. D	4.00	2/15/2038	1,500,000		1,773,240
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	2/15/2034	3,700,000		4,501,013
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2044	3,000,000		3,404,640
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2044	5,000,000		5,990,400

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New York - 98.5% (continued)
New York State Dormitory Authority, Revenue Bonds, Ser. F	5.00	2/15/2039	2,000,000		2,319,060
New York State Mortgage Agency, Revenue Bonds, Ser. 223rd	3.50	4/1/2049	1,000,000		1,070,390
New York State Mortgage Agency, Revenue Bonds, Ser. 39th	5.00	4/1/2028	25,000		25,259
New York State Thruway Authority, Revenue Bonds, Ser. A	5.00	1/1/2041	1,000,000		1,155,450
New York State Urban Development Corp., Revenue Bonds, Refunding (State of New York Personal Income Tax)	4.00	3/15/2037	1,500,000		1,789,965
New York State Urban Development Corp., Revenue Bonds, Ser. A	5.00	3/15/2037	2,500,000		3,248,150
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	1/1/2036	1,960,000		1,982,971
Niagara Area Development Corp., Revenue Bonds, Refunding (Covanta Holding Project) Ser. B	3.50	11/1/2024	3,250,000	[b]	3,339,992
Niagara Tobacco Asset Securitization Corp., Revenue Bonds, Refunding	5.25	5/15/2034	2,000,000		2,115,460
Niagara Tobacco Asset Securitization Corp., Revenue Bonds, Refunding	5.25	5/15/2040	1,750,000		1,841,105
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	12/1/2049	1,000,000		1,135,220
Onondaga Civic Development Corp., Revenue Bonds, Refunding (Syracuse University Project) Ser. A	5.00	12/1/2028	2,000,000		2,651,200
Oyster Bay, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	2/1/2033	3,000,000		3,370,110
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 195th	5.00	4/1/2036	4,000,000		4,759,080
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 197th	5.00	11/15/2033	4,000,000		4,801,960
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 184th	5.00	9/1/2036	2,500,000		2,846,125
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 184th	5.00	9/1/2039	2,000,000		2,271,060

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New York - 98.5% (continued)
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 184th	5.00	9/1/2032	3,000,000		3,441,780
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 214th	5.00	9/1/2036	2,000,000		2,485,520
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 218th	4.00	11/1/2047	1,000,000		1,111,630
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 218th	4.00	11/1/2041	1,000,000		1,122,820
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 93rd	6.13	6/1/2094	1,955,000		2,247,976
Sales Tax Asset Receivable Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/15/2031	1,000,000		1,177,230
Suffolk Tobacco Asset Securitization Corp., Revenue Bonds, Ser. B	6.00	6/1/2048	4,690,000		4,695,440
Tender Option Bond Trust Receipts (Series 2016-XM0382), (New York City Transitional Finance Authority, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	15.07	5/1/2042	2,500,000	[b,c,d]	3,501,925
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2038	1,000,000		1,083,750
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2046	3,500,000		4,105,220
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	5.25	11/15/2045	1,500,000		1,760,430
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C2	5.00	11/15/2042	2,000,000		2,423,620
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2049	1,000,000		1,265,810
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2042	3,000,000		3,593,970
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2041	2,500,000		2,821,150
TSASC, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2045	1,220,000		1,265,140
Utility Debt Securitization Authority, Revenue Bonds, Refunding	5.00	12/15/2035	8,000,000		9,688,880
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2029	250,000		283,868

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New York - 98.5% (continued)
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2027	270,000	307,984
Westchester Tobacco Asset Securitization Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2041	1,500,000	1,733,955
Western Nassau County Water Authority, Revenue Bonds, Ser. A	5.00	4/1/2040	1,000,000	1,144,910
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2039	420,000	446,200
				302,198,806
U.S. Related - .8%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2033	2,405,000	2,621,402
Total Investments (cost $287,540,699)			99.3%	304,820,208
Cash and Receivables (Net)			0.7%	2,100,391
Net Assets			100.0%	306,920,599

GO—General Obligation

a Security issued with a zero coupon. Income is recognized through the accretion of discount.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, these securities were valued at $17,613,179 or 5.74% of net assets.

c The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

d Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon New York AMT-Free Municipal Bond Fund

August 31, 2020 (Unaudited)

The following is a summary of the inputs used as of August 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Municipal Securities	-	304,820,208	-	304,820,208

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity

Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At August 31, 2020, accumulated net unrealized appreciation on investments was $17,279,509, consisting of $17,874,281 gross unrealized appreciation and $594,772 gross unrealized depreciation.

At August 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.